THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated March 1, 2017

PROSPECTUSES DATED MAY 1, 2016

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced above.

1.	On or about March 24, 2017, in the section titled, “Investment Options-Variable Options – Northwestern Mutual Series Fund, Inc.” in the Account A Flexible Payment Variable Annuity and Individual Flexible Payment Variable Annuity (Fee-Based) Prospectuses, the Account B Flexible Payment Variable Annuity and Flexible Payment Variable Annuity (Fee-Based) Prospectuses, and the Account C Group Combination Annuity Prospectus; and, in the section titled “Investment Options - Northwestern Mutual Series Fund, Inc.” in the Account C Network Edition Prospectus, the following table is amended to contain the following information for the Emerging Markets Equity Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited

2.	Effective May 1, 2017, in the section titled, “Investment Options-Variable Options – Russell Investment Funds” in the Account A Flexible Payment Variable Annuity and Individual Flexible Payment Variable Annuity (Fee-Based) Prospectuses, the Account B Flexible Payment Variable Annuity and Flexible Payment Variable Annuity (Fee-Based) Prospectuses, and the Account C Group Combination Annuity Prospectus; and, in the section titled “Investment Options – Russell Investment Funds” in the Account C Network Edition Prospectus, the following portfolio names are changed as follows:

Russell Investment Funds (Old Name)	Russell Investment Funds (New Name)
Multi-Style Equity Fund	U.S. Strategic Equity Fund
Aggressive Equity Fund	U.S. Small Cap Equity Fund
Non-U.S. Fund	International Developed Markets Fund
Core Bond Fund	Strategic Bond Fund

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated March 1, 2017.